Note 23 - Discontinued Operations	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of discontinued operations [text block]
23.	DISCONTINUED OPERATIONS

On
February 3, 2019,
management committed to a plan to sell its subsidiary, DenseLight. The decision was taken in line with a strategy to focus on the Company's opportunities related to its Optical Interposer. Management determined that the divestiture of DenseLight would immediately reduce the Company's operating losses and cash burn, while allowing the Company to pursue a "fab-light" strategy with a less capital-intensive business model that is focused on growing the Optical Interposer business through targeted investments in the design, development and sale of vertical market solutions. Consequently, after the plan and prior to the actual sale, all saleable assets and liabilities relating to DenseLight were classified as "Non-current assets held for sale" or "disposal group liabilities". An impairment assessment was done on the assets that were held for sale. It was determined that no
assets were impaired either on the date management committed to a plan of sale or on
November 8, 2019
when the sale was consummated.

On
November 8, 2019,
the Company sold
100%
of the issued and outstanding shares of DenseLight for
$26,000,000.
The Company received
$8,000,000
upon the consummation of the sale. The Company expects to receive the remaining
$18,000,000
over
three
tranches, with
$4,750,000
received on
February 14, 2020
and
$8,250,000
received on
March 30, 2020.
The remaining
$5,000,000
is expected to be received on or before
May 31, 2020.
Shares were placed into escrow in the name of the Buyer, to be released to the Buyer upon receipt of the remaining payments. The Buyer assumed control of DenseLight on
November 8, 2019
and will be responsible for all operations of DenseLight thence-forth. Upon closing, the Company recognized a gain on the sale of
$8,707,280.
The Company received an additional
$2,000,000,
in excess of the sale proceeds, with the most recently paid
two
tranches which was immediately paid to Oak Capital on behalf of the Buyer for due diligence, legal and other expenses.

Revenue and expenses, and gains and losses relating to the discontinued operations have been removed from the results of continuing operations and are shown as a single line item on the face of the consolidated statement of comprehensive loss. The operating results of the discontinued operations can be analysed as follows:

Results of discontinued operations

	For the Period From	For the Year Ended
	January 1 to November 8,	December 31,
	2019	2018	2017

Revenue	$4,426,355	$3,888,185	$2,794,044

Cost of revenue	1,201,373	1,475,969	1,342,691
Gross margin	3,224,982	2,412,216	1,451,353

Operating expenses
Research and development	5,677,222	6,430,328	3,403,452
Selling, marketing and administration	1,950,526	5,515,329	4,983,032
Interest expense	74,494	-	-
Impairment loss	-	156,717	-
Other income	(1,251,737)	(1,491,556)	(1,748,245)
Operating expenses	6,450,505	10,610,818	6,638,239
Loss from discontinued operations	(3,225,523)	(8,198,602)	(5,186,886)
Gain on sale of discontinued operations, net of taxes	8,707,280	-	-
Income tax recovery	-	(297,940)	(297,940)
Net income (loss), net of taxes	$5,481,757	$(7,900,662)	$(4,888,946)

Disaggregated Revenues
The Company disaggregates revenue by timing of revenue recognition, that is, at a point in time and revenue over time. Disaggregated revenue is as follows:

	For the Period From	For the Year Ended
	January 1 to November 8,	December 31,
	2019	2018	2017
Non-contract revenue (at a point in time) (1)(3)	$2,092,426	$3,261,518	$2,714,044
Contract revenue (revenue over time) (2)(3)	2,221,429	441,667	80,000
Contract revenue (at a point in time) (2)(3)	112,500	185,000	-
	$4,426,355	$3,888,185	$2,794,044

(1)	Revenue from the sale of products.
(2)	Revenue from long-term projects or non-recurring engineering (NRE).
(3)	All revenue was generated from the Singapore geographic region.

Revenue Contract Balances

	Contract
	Receivables	Liabilities
Opening balance, January 1, 2017	$-	$(20,000)
Revenues recognized	80,000	(60,000)
Changes due to payment, fulfillment of performance obligations or other	(40,000)	80,000
Balance, December 31, 2017	$40,000	$-
Revenues recognized	626,667	(626,667)
Changes due to payment, fulfillment of performance obligations or other	(606,667)	626,667

	Contract
	Receivables	Liabilities
Balance, December 31, 2018	60,000	-
Revenues recognized	2,333,929	(2,333,929)
Changes due to payment, fulfillment of performance obligations or other	(1,293,929)	2,333,929
Balance, November 8, 2019	$1,100,000	$-

Research and development costs included in discontinued operations can be analysed as follows:

	For the Period From	For the Year Ended
	January 1 to November 8,	December 31,
	2019	2018	2017
Wages and benefits	$3,565,076	$3,818,980	$2,135,329
Supplies	1,412,572	2,070,495	1,118,011
Subcontract fees	728,457	400,000	-
Stock-based compensation	(28,883)	140,853	150,112
	$5,677,222	$6,430,328	$3,403,452

Selling, marketing and administration costs included in discontinued operations can be analysed as follows:

Wages and benefits	$887,860	$1,034,715	$1,131,322
Rent and facility costs	604,442	975,467	1,079,635
General expenses	458,465	785,635	585,637
Stock-based compensation	(46,725)	278,385	66,454
Professional fees	46,484	31,747	27,076
Depreciation and amortization	-	2,409,380	2,092,908
	$1,950,526	$5,515,329	$4,983,032

Cash flows from (used in) discontinued operations

	2019	2018	2017

CASH (USED IN) PROVIDED BY:

OPERATING ACTIVITIES

Net loss	$5,481,757	$(7,900,662)	$(4,888,946)
Adjustments for:
Depreciation of property and equipment	-	2,372,152	2,055,680
Gain on sale of discontinued operations	(8,707,280)	-	-
Amortization of intangibles	-	37,228	37,228
Interest expense	74,494	-	-
Impairment loss	-	156,717	-
Stock-based compensation	(75,608)	419,238	216,566
Income tax recovery	-	(297,940)	(297,940)
Deferred rent	(1,825)	(21,992)	-
Expected credit loss	-	40,615	-

	(3,228,462)	(5,194,644)	(2,877,412)

Net change in non-cash working capital accounts:
Accounts receivable	584,902	(508,093)	(171,257)
Prepaid and other current assets	497,259	(949,401)	(927,685)
Inventory	(334,425)	78,733	663,992
Accounts payable and accrued liabilities	(470,378)	1,782,612	(616,289)
Cash flows from operating activities	(2,951,104)	(4,790,793)	(3,928,651)

INVESTING ACTIVITIES
Proceeds from the sale of discontinued operations, net of cash given up (1)	7,519,126	-	-
Purchase of property and equipment (Note 7)	(1,599,272)	(3,467,992)	(912,774)
Purchase of patents and licenses (Note 8)	(11,231)	-	(18,815)
Cash flows from investing activities	5,908,623	(3,467,992)	(931,589)
FINANCING ACTIVITIES
Payment of lease liability (Note 9)	(258,460)	-	-
Cash flows from financing activities	(258,460)	-	-
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(14,010)	26,490	(65,338)
NET CHANGE IN CASH	$2,685,049	$(8,232,295)	$(4,925,578)

Effect of Disposal on the Financial Position of the Group

Accounts receivable	$396,037
Prepaid and other current assets	2,303,014
Inventory	774,404
Property and equipment	8,424,638
Right of use asset	880,577
Patents	29,696
Goodwill and customer list	6,718,953
Trade payables	(1,312,053)
Lease Liability	(695,733)
Deferred tax liability	(707,687)
Net assets disposed	$16,811,846

(1) Consideration received in cash	$8,000,000
(1) Cash given up	(480,874)
Consideration receivable	18,000,000
Net inflows	$25,519,126